Summary of Significant Accounting Policies - Schedule of Outlines the Currency Exchange Rates (Details)	Jan. 31, 2026	Jul. 31, 2025	Jan. 31, 2025
United States of America, Dollars
Schedule of Outlines the Currency Exchange Rates [Line Items]
Year-end spot rate	1		1
Average rate	1	1	1
JPY [Member]
Schedule of Outlines the Currency Exchange Rates [Line Items]
Year-end spot rate	152.3198		150.49
Average rate	154.91	148.6506	150.6
RMB [Member]
Schedule of Outlines the Currency Exchange Rates [Line Items]
Year-end spot rate	7.0897		7.1818
Average rate	7.2422	7.2067	7.2002
TWD [Member]
Schedule of Outlines the Currency Exchange Rates [Line Items]
Year-end spot rate	30.8451		32.3482
Average rate	32.85	31.801	29.91